SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING INFORMATION

	Six Months Ended June 30, 2026			Six Months Ended June 30, 2025
	Electric vehicles and accessories sales	AI infrastructure services	Consolidated	Consolidated
Revenues	$13,082,963	$1,504,021	$14,586,984	$12,091,762
Cost of revenues	11,407,537	1,254,043	12,661,580	10,149,305
Gross Profit	1,675,426	249,978	1,925,404	1,942,457

Operating expenses
Selling and marketing expenses	423,358	-	423,358	338,080
General and administrative expenses	796,048	-	796,048	1,701,458
Research and development expenses	1,320,313	-	1,320,313	1,053,921
Total operating expenses	2,539,719	-	2,539,719	3,093,459

(Loss) income from operations	$(864,293)	$249,978	$(614,315)	$(1,151,002)